OTHER RECEIVABLE (Details Narrative) - USD ($)	Apr. 30, 2026	Feb. 02, 2026	Jan. 31, 2026	Jan. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Other receivables			$ 35,000	$ 3,644
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Escrow deposit		$ 152,500
Other receivables		35,000
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Escrow deposit			152,500
Other receivables			35,000
Remaining balance offsetting allowance			$ 117,500
Third Party [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Escrow deposit		152,500
Other receivables		$ 35,000